Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2015	Mar. 31, 2014
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	30,573,200	30,573,200
Common stock, shares outstanding	30,573,200	30,573,200
Content Checked Inc [Member]
Common stock, par value
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000
Content Checked Holdings, Inc [Member]
Common stock, par value	$ 0.001
Common stock, shares authorized	250,000,000
Common stock, shares issued	34,472,602
Common stock, shares outstanding	24,000,000